Pension Plans (Fair Value of Pension Plan Assets by Asset Category) (Parenthetical) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2021	Mar. 31, 2020
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	¥ 887,764	¥ 821,662
Japanese Companies Equity Securities
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	¥ 22	¥ 17
Japanese Government Bond Securities
Defined Benefit Plan Disclosure [Line Items]
Pension plan assets investment allocation in pooled funds	70.00%	70.00%
Japanese Municipal Bonds Securities
Defined Benefit Plan Disclosure [Line Items]
Pension plan assets investment allocation in pooled funds	10.00%	10.00%
Japanese Corporate Bonds Securities
Defined Benefit Plan Disclosure [Line Items]
Pension plan assets investment allocation in pooled funds	20.00%	20.00%
Fair value of pension plan assets	¥ 51	¥ 1,192
Foreign Government Bonds [Member]
Defined Benefit Plan Disclosure [Line Items]
Pension plan assets investment allocation in pooled funds	90.00%
Foreign Corporate Bonds [Member]
Defined Benefit Plan Disclosure [Line Items]
Pension plan assets investment allocation in pooled funds	10.00%